DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 6 – DEBT

	September 30, 2023	December 31, 2022
Note payable	$360,635	$458,500
Note payable – related party	153,989	—
Convertible notes payable	2,070,500	386,000
Convertible notes payable – related party	22,000	25,000
	2,607,124	869,500
Debt discount	(106,680)	(74,028)
	2,500,444	795,472
Less current portion	365,955	277,613
Long term portion	$2,134,489	$517,859

The following is a schedule of debt maturity and the years in which the debt is scheduled to mature:

Year	Amount
2023	179,500
2024	276,000
2025	2,151,624
$2,607,124

Notes payable

In February 2021, the Company purchased certain oil and gas production equipment in the Alvey Oil Field. The total purchase price was $450,000 ($389,046 after discount). As of September 30, 2023 and December 31, 2022, the Company had repaid $106,500 leaving a balance of $343,500. The remaining amount due was to be paid in installments of $10,500 over an 18-month period of time that began in July 2022, with a balloon payment of any unpaid balance after 18 months. The note has an imputed interest rate of 7%.

At December 31, 2022, the Company had a note payable to a shareholder for $100,000 along with interest of $10,000. Repayment was due in January 2023 and the shareholder decided to take $50,000 in cash and converted the remaining $60,000 to common stock. These shares were not issued as of November 16, 2023.

At December 31, 2022, the Company had a note payable to a related party for $15,000 with an interest rate of 7%. This loan was paid off in January 2023.

In May 2023, the Company acquired certain intellectual property rights from KAM Biotechnology. The total acquisition price was $800,000 ($758,501 after discount). As of September 30, 2023, the Company has repaid $782,865 leaving a balance of $17,135. The note matures in April 2025 and is non-interest bearing; therefore, it is discounted on the Balance Sheet.

Convertible notes payable

In 2020, the Company executed a convertible note payable with a related party for $25,000 that is unsecured, non-interest bearing and convertible into shares of common stock at $0.001. $3,000 of this note was sold to another party and that party converted its loan into 3,000,000 shares of common stock. The note matured on September 23, 2020 and is in default.

During the year ended December 31, 2021, the Company received $1,175,000 from the issuance of twenty- nine separate convertible notes payable. Each note bore interest at 7%. Each note holder received 10,000 shares of commons stock for every $25,000 loaned to the Company which were valued at $94,959. These notes had a two-year maturity date when issued but were all were all converted during the year ended December 31, 2022.

During the year ended December 31, 2022, the Company received $1,461,000 from the issuance of thirty-two separate convertible notes payable. For $1,075,000 worth of notes payable issued before December 2022, the terms were the same as the notes issued in 2021 For $386,000 worth of notes payable issued in December 2022, these notes bear interest at 8%, do not have any bonus shares and are convertible into common stock at a minimum price of $0.10 share. All of notes issued during 2022 had a two-year maturity date when issued.

During the year ended December 31, 2022, the Company converted $2,250,000 of notes payable plus accrued interest into 6,214,355 shares of common stock. This conversion created a one-time gain on the extinguishment of the debt of $627,592 as well as a write off of the derivative liability associated with these notes of $3,512,747. As of December 31, 2022, $386,000 worth of convertible notes payable remained.

During the first nine months of 2023, the Company raised a net of another $3,232,500 in convertible notes payable. The terms were the same as the convertible notes payable issued in December 2022 with the exception of two notes, one for $69,250 incurred in January 2023 and paid off in July 2023 and the second for $90,000 incurred in September 2023. Each note bears interest at 8% and the second note is payable at maturity of September 20, 2024. The second note is convertible into common stock at issuer’s option beginning March 20, 2024 at a 35% discount off of the lowest price for the ten preceding trading days.

During the first nine months of 2023, the Company converted $1,163,938 of notes payable plus accrued interest into 10,654,425 shares of common stock to be issued. As of September 30, 2022, $2,070,500 worth of convertible notes payable remained.

NOTE 6 – DEBT

Long-Term

	December 31, 2022	December 31, 2021

Note payable	$458,500	$375,000
Convertible notes payable	386,000	1,175,000
Convertible notes payable – related party	25,000	25,000
	869,500	1,575,000
Debt discount	(74,028)	(915,343)
	795,472	659,657
Less current portion	277,613	80,685
Long term portion	$517,859	$578,972

The following is a schedule of long-term debt and the years in which the debt is scheduled to mature:

Year	Amount
2023	$297,500
2024	572,000
$869,500

Notes payable

In February 2021, the Company purchased certain oil and gas production equipment in the Alvey Oil Field. The total purchase price was $450,000 ($389,046 after discount). As of December 31, 2022 and December 31, 2021, the Company had repaid $106,500 and $75,000, respectively leaving a balance of $343,500 and $375,000 respectively. The remaining amount due is paid in installments of $10,500 over an 18-month period of time that began in July 2022, with a balloon payment of any unpaid balance after 18 months. The note has an imputed interest rate of 7%.

At December 31, 2022, the Company had a note payable to a shareholder for $100,000 along with interest of $10,000. Repayment was due in January 2023. The shareholder decided to take $50,000 in cash and converted the remaining $60,000 to common stock.

At December 31, 2022, the Company had a note payable to a related party for $15,000 with an interest rate of 7%. This loan was paid off in January 2023.

Convertible notes payable

During the year ended December 31, 2021, the Company received $1,175,000 from the issuance of twenty-nine separate convertible notes payable and none of these was paid off during the year 2021. Each note bears interest at 7%. Accrued interest must be paid after twelve months and then paid quarterly. Each note holder will receive 10,000 shares of commons stock for every $25,000 loaned to the Company at the time of conversion which were valued at $94,959. All of these notes were converted during the year ended December 31, 2022.

During the first nine months of 2022, the Company received $775,000 from the issuance of seventeen separate convertible notes payable. For convertible notes payable issued before March 31, 2022, each note bears interest at 7%. Accrued interest must be paid after twelve months and then paid quarterly. Each note holder will receive 10,000 shares of commons stock for every $25,000 loaned to the Company at the time of conversion. All the notes issued in 2021 and in the first quarter of 2022 were converted to common shares as of March 31, 2022.

For the $700,000 worth of convertible notes payable issued after March 31, 2022 and before December 21, 2022, the terms of the notes were the same as before except for a change of a minimum conversion price of $0.40/share and a maximum conversion price of $1.50/share. The maturity dates for these notes payable are between May 2024 and September 2024 and are convertible after nine months at a 30% discount to the average closing price for the prior two weeks. The notes issued after March 31, 2022 are not considered to be derivatives. All the notes issued in the second and third quarter of 2022 were converted to common shares as of September 15, 2022 and therefore balance for these convertible debentures was zero as of December 31, 2022.

For convertible notes payable issued after December 20, 2022, the terms of the notes were the same as before except for the change of a minimum conversion price of $0.10/share and a maximum conversion price of $1.50/share. The maturity dates for these notes payable are in December 2024 and are convertible after nine months at a 30% discount to the average closing price for the prior two weeks. As noted above, any notes issued after March 31, 2022 are not considered to be derivatives. The balance for these convertible notes payable was $386,000 as of December 31, 2022.

During the first nine months of 2022, $2,250,000 of non-related party convertible notes payable plus accrued interest were converted into common stock at a total of 6,214,355 shares. This conversion also created a one-time gain on the extinguishment of the debt of $627,591 as well as a write off of the derivative liability associated with these notes of $3,512,747.

In 2020, the Company executed a convertible note payable with a related party for $25,000 that is unsecured, non-interest bearing and convertible into shares of common stock at $0.001. This note matured on September 23, 2020 and is in default.

Derivative instruments

Some of the Company’s convertible notes payable issued gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of embedded conversion option.

Current accounting principles that are provided in ASC 815 require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. In addition, the standards do not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as a derivative financial instrument. Rather, such terms and features must be bundled together and fair valued as a single, compound embedded derivative. The Company has selected the Monte Carlo Simulations valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulations technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators.

A summary of the activity of the derivative liability for the notes above is as follows:

	December 31, 2022	December 31, 2021
Balance at beginning of period	$3,116,734	$—
Increase to derivative due to new issuances	396,013	1,409,462
Decrease to derivative due to conversion/repayments	(3,512,747)	—
Derivative loss due to mark to market adjustment	—	1,707,272
Balance at end of period	$—	$3,116,734

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability that are categorized within Level 3 of the fair value hierarchy as of December

31, 2021 is as follows:

Inputs	December 31, 2021	Initial Valuation
Stock price	$0.1979	$0.062 – 0.44
Conversion price	$0.079	$0.036 – 0.33
Volatility (annual)	334.94% – 383.91.%	219.7% – 355.04%
Risk-free rate	0.18% – 0.73%	0.11% – 0.70%
Dividend rate	—	—
Years to maturity	1.07 – 1.96	2

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s management.